Supplemental guarantor consolidated balance sheet (Detail) - CHF (SFr) SFr in Millions	Jun. 30, 2018		Mar. 31, 2018		Jan. 01, 2018	Dec. 31, 2017
Assets
Cash and balances at central banks	SFr 102,262		SFr 92,800		SFr 87,775	SFr 87,775
Loans and advances to banks	15,577		13,338		13,719	13,739
Receivables from securities financing transactions	76,450		77,016		84,674	89,633
Cash collateral receivables on derivative instruments	24,937		24,271		23,434	23,434
Loans and advances to customers	318,278		316,195		310,451	318,509
Other financial assets measured at amortized cost	20,996		19,129		18,302	36,861
Total financial assets measured at amortized cost	558,500		542,749		538,354	569,950
Financial assets at fair value held for trading	112,121		105,554		115,275	126,144
of which: assets pledged as collateral that may be sold or repledged by counterparties	36,580		34,536		35,363	35,363
Derivative financial instruments	121,604	[1],[2]	113,333	[1],[2]	118,227	118,227	[1],[2]
Brokerage receivables	18,415		20,250		23,787
Financial assets at fair value not held for trading	93,217		97,532		78,943	58,933
Total	345,357		336,669		336,232	303,304
Financial assets measured at fair value through other comprehensive income	6,941		6,758		6,755	8,665
Property, equipment and software	9,083		8,860		8,829	8,829
Goodwill and intangible assets	6,391		6,235		6,398	6,398
Deferred tax assets	9,859		9,729		9,967	9,844
Other non-financial assets	7,324		7,324		7,633	7,633
Total assets	944,482	[3]	919,361		915,187	915,642	[3]
Liabilities
Amounts due to banks	10,242		9,024		7,533	7,533
Payables from securities financing transactions	10,130		9,167		11,963	17,044
Cash collateral payables on derivative instruments	31,843		29,426		30,247	30,247
Customer deposits	403,430		398,604		403,731	408,999
Debt issued measured at amortized cost	137,530	[4]	137,883	[4]	139,551	139,551	[4]
Other financial liabilities measured at amortized cost	6,909		5,911		6,686	36,337
Total financial liabilities measured at amortized cost	600,084		590,014		599,712	639,711
Financial liabilities at fair value held for trading	31,416		34,747		30,463	30,463
Derivative financial instruments	119,223	[1],[2]	111,945	[1],[2]	116,191	116,133	[1],[2]
Brokerage payables designated at fair value	37,904		34,793		34,915
Debt issued designated at fair value	56,849		52,059		49,502	49,502
Other financial liabilities designated at fair value	37,342		34,438		21,300	16,223
Total financial liabilities measured at fair value through profit or loss	282,734		267,983		252,370	212,322
Provisions	3,123		3,044		3,207	3,133
Other non-financial liabilities	7,708		7,016		9,205	9,205
Total liabilities	893,649		868,056		864,494	864,371
Equity
Equity attributable to shareholders	50,774		51,243		50,637	51,214
Equity attributable to non-controlling interests	60		62		57	57
Total equity	50,834		51,305		50,670
Total liabilities and equity	SFr 944,482		SFr 919,361		SFr 915,187	SFr 915,642

[1]
Derivative financial liabilities as of 30 June 2018 include CHF 0.0 billion related to derivative loan commitments (31 March 2018: CHF 0.1 billion; 31 December 2017: CHF 0.0 billion). No notional amounts related to these commitments are included in this table but they are disclosed within Note 16 under Loan commitments with a committed amount of CHF 8.1 billion as of 30 June 2018 (31 March 2018: CHF 3.9 billion; 31 December 2017: CHF 5.3 billion).

[2]
Financial assets and liabilities are presented net on the balance sheet if UBS has the unconditional and legally enforceable right to offset the recognized amounts, both in the normal course of business and in the event of default, bankruptcy or insolvency of the entity and all of the counterparties, and intends either to settle on a net basis or to realize the asset and settle the liability simultaneously.

[3]
Prior period information may not be comparable as a result of the adoption of IFRS 9, Financial Instruments and IFRS 15, Revenue from Contracts with Customers, both effective 1 January 2018. Refer to Note 1 for more information on these changes.

[4]	Net of bifurcated embedded derivatives, the fair value of which was not material for the periods presented.